INVENTORIES	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
INVENTORIES
NOTE 15 - INVENTORIES

	At December 31,
(in millions of Euros)	2020	2019
Finished goods	149	203
Work in progress	280	321
Raw materials	118	106
Stores and supplies	80	74
Inventories write down	(45)	(34)
Total inventories	582	670